As filed with the U.S. Securities and Exchange Commission on January 7, 2010
File No. 033-47287
File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
     Pre-Effective Amendment No. __                                      [  ]
     Post-Effective Amendment No. 77                                    [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
     Amendment No. 78                                                          [X]

(Check appropriate box or boxes.)

THE UBS FUNDS
(Exact Name of Registrant as Specified in Charter)
One North Wacker, Chicago, Illinois 60606
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code 312-525-7100

Mark F. Kemper
One North Wacker Drive
Chicago, Illinois 60606
 (Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
_X_ on February 7, 2010 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [Date] pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_X_  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

This   Post-Effective Amendment only relates to all of the share classes of the UBS Tax Free Short-Intermediate Bond Fund.

EXPLANATORY NOTE

Post-Effective Amendment Nos. 58/59 (“PEA 58/59”), was filed with the U.S.  Securities and Exchange Commission (the “SEC”) via the EDGAR system pursuant to Rule 485(a)(2) on July 2, 2008 (Accession Number 0001386893-08-000031)  relating solely to all of the share classes of the UBS Tax  Free Short-Intermediate  Bond Fund (the “Fund”) a series of The UBS Funds (the “Registrant”) to be effective on September 15, 2008.  Post-Effective Amendment Nos. 59/60 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on September 11, 2008 (Accession Number 0001386893-08-000060) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to October 15, 2008. Post-Effective Amendment Nos. 60/61 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) on October 14, 2008 (Accession Number 0001386893-08-000088) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to  November 14, 2008. Post-Effective Amendment Nos. 62/63 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on November 13, 2008 (Accession Number 0001386893-08-000107) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to December 14, 2008. Post-Effective Amendment Nos. 63/64 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on December 12, 2008 (Accession Number 0001386893-08-000120) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to January 13, 2009. Post-Effective Amendment Nos. 64/65 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on January 12, 2009 (Accession Number 0001386893-09-000021) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to February 12, 2009. Post-Effective Amendment Nos. 65/66 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on February 11, 2009 (Accession Number 0001386893-09-000034) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to March 14, 2009. Post-Effective Amendment Nos.

66/67 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on March 13, 2009 (Accession Number 0001386893-09-000048 ) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to April 13, 2009. Post-Effective Amendment Nos. 67/68 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on April 10, 2009 (Accession Number 0001386893-09-000067) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to May 13, 2009. Post-Effective Amendment Nos. 68/69 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on May 12, 2009 (Accession Number 0001386893-09-000093) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to June 12, 2009. Post-Effective Amendment Nos. 69/70 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on June 11, 2009 (Accession Number 0001386893-09-000107) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to July 12, 2009.  Post-Effective Amendment Nos. 70/71 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on July 9, 2009 (Accession Number 0001450789-09-000142) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to August 11, 2009. Post-Effective Amendment Nos. 71/72 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on August 10, 2009 (Accession Number 0001450789-09-000164) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to September 10, 2009. Post-Effective Amendment Nos. 72/73 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on September 9, 2009 (Accession Number 0001450789-09-000198) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to October 10, 2009. Post-Effective Amendment Nos. 73/74 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on October 9, 2009 (Accession Number 0001450789-09-000244) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to November 9, 2009. Post-Effective Amendment Nos. 75/76 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on November 6, 2009 (Accession Number 0001450791-09-000066) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to December 9, 2009.  Post-Effective Amendment Nos. 76/77 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on December 8, 2009 (Accession Number 0001450789-09-000296) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to January 8, 2010.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 77/78 to the Registration Statement relating solely to all of the share classes of the Fund is being filed solely for the purpose of delaying the effectiveness of PEA 58/59 to become effective on February 7, 2010.

Accordingly, the prospectus and statement of additional information of the Fund as filed on Form N-1A (Nos.  33-47287 and 811-6637) in PEA 58/59, are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 77/78 is intended to become effective on February 7, 2010.

THE UBS FUNDS

PART C

OTHER INFORMATION

ITEM 23.               EXHIBITS

(a)           Articles of Incorporation.

(1)
Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) on September 15, 1998.

(i)
Amendment to Certificate of Trust dated February 15, 2002 changing the Trust’s name to The UBS Funds, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(2)
Amended and Restated Agreement and Declaration of Trust (the “Declaration”) effective as of September 28, 2004, as amended March 8, 2007, is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on April 10, 2007.

(i)
Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated March 6, 2008 is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(b)	By-Laws.

(1)
By-Laws of The UBS Funds (f/k/a The Brinson Funds) dated April 25, 1995, are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 1996.

(i)	Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated July 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(ii)
Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated April 23, 2008 is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(c)           Instruments Defining Rights of Security Holders.

(1)
Form of Specimen Share Certificate of The UBS Funds is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

(2)
The rights of security holders of the Registrant are further defined in the following sections of the Registrant’s By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:

(i)           By-Laws.

Article II - “Meeting of Shareholders.”

(ii)           Declaration.

Article III – “Shares” and Article V – “Shareholders’ Voting Powers and Meetings.”

(d)	Investment Advisory Contracts.

(1)
Investment Advisory Agreement dated July 1, 2002 between UBS Global Asset Management (Americas) Inc. (the “Advisor”) and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated July 1, 2005 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(iii)
Amendment Number Three dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(2)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(3)
Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Equity Fund (f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

(i)
Certificate of the Secretary and resolutions redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 7, 2000.

(ii)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(4)
Investment Advisory Agreement dated July 1, 2002, as amended on July 1, 2003 and January 1, 2004, by and between the Advisor and the Registrant on behalf of the UBS Global Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(5)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(6)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(7)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(8)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(9)
Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 1, 1999.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(10)
Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March l, 1999.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(11)
Investment Advisory Agreement dated May 23, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS U.S. Small Cap Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(12)
Investment Advisory Agreement dated July l, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC September 30, 2002.

(i)
Amendment dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(13)
Investment Advisory Agreement dated December 7, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(14)
Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)
Amendment Number One dated June 29, 2007 to Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(15)
Investment Advisory Agreement dated March 6, 2005 between the Advisor and the Registrant on behalf of the UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33

47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(16)
Investment Advisory Agreement dated March 27, 2006 between the Advisor and the Registrant on behalf of the UBS U.S. Mid Cap Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 27, 2006.

(17)
Investment Advisory Agreement dated August 14, 2006 between the Advisor and the Registrant on behalf of the UBS U.S. Equity Alpha Fund  is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(18)
Investment Advisory Agreement dated July 12, 2007 between the Advisor and the Registrant on behalf of the UBS Global Frontier Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(19)
Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(20)
Expense Limitation Agreement between the Advisor and the Registrant dated July 1, 2009 is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2009.

(e)           Underwriting Contracts.

(1)
Principal Underwriting Contract, dated November 5, 2001, between UBS Global Asset Management (US) Inc. (f/k/a Brinson Advisors, Inc.) and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

                 (g)           Custodian Agreements.

(1)
Custodial arrangements are provided under the Multiple Services Agreement dated May 9, 1997, as amended, between Morgan Stanley Trust Company and succeeded by JPMorgan Chase Bank (f/k/a The Chase Manhattan Bank), and the Registrant on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 1, 1999.

(i)
Amendment dated May 9, 2000 relating to Fee Obligation and Continuation of the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

(ii)
Amendment dated May 21, 2001 relating to the Appointment of Brinson Advisors, Inc. to serve as administrator to the Trust is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(iii)
Amended Attachment A (approved borrowers) to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(iv)
Revised Schedule B3 (authorized signatories) to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2009.

(v)
Amended Schedule B1 and Schedule F to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637), as filed electronically with the SEC on October 27, 2006.

(vi)	Revised Schedule A to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post effective

Amendment No. 53 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637), as filed electronically with the SEC on August 14, 2006.

(vii)
Amendment dated as of April 1, 2007 to the Securities Lending Authorization Amendment to the Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(viii)
Addendum of the Fee Schedule dated August 1, 2009 to the Multiple Services Agreement is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2009.

(h)	Other Material Contracts.

(1)
Administration Contract, dated April 1, 2006, between UBS Global Asset Management (Americas) Inc. and the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)
Amendment to Exhibit A, dated June 24, 2007, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(ii)
Form of Amendment to Exhibit A to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(2)
Transfer Agency and Related Services Agreement, dated August 20, 2001, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(i)	Amendment to Exhibit B to the Transfer Agency and Related Services Agreement, approved August 19, 2003, between PFPC

Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2003.

(ii)
Amendment to Exhibit A, dated June 24, 2007, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(j)	Other Opinions.

(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm, is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2009.

                                (2)           (a)            Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric
                                                                   Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Frank K. Reilly, Walter E. Auch,
                                                                Edward M. Roob, Adela Cepeda and J. Mikesell Thomas are incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s
                                                                  Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 20, 2005.

(b)
Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Thomas Disbrow and Kai Sotorp are incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 27, 2006.

(c)
Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to John J. Murphy and Abbie J. Smith are incorporated herein by reference to Post-Effective Amendment No. 66/67 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 13, 2009.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1)
Letter of Understanding Relating to Initial Capital, dated July 1, 1992, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

(m)	Rule 12b-1 Plan.

(1)
Shareholder Services Plan, dated October 29, 2001, as revised March 9, 2007, relating to Class A shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(2)
Rule 12b-1 Plan, dated October 29, 2001, as revised March 8, 2006, relating to the Class B shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(3)
Rule 12b-1 Plan, dated October 29, 2001, as revised March 9, 2007, relating to the Class C shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)
Addendum to Rule 12b-1 Plan, dated December 14, 2004 relating to the Class C shares of UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on April 10, 2007.

(ii)
Form of Addendum to Rule 12b-1 Plan relating to the Class C shares of UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(4)
Shareholder Services Plan dated December 14, 2004 relating to Class A shares on behalf of the UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on April 10, 2007.

(5)
Form of Shareholder Services Plan relating to Class A shares on behalf of the UBS Absolute Return Bond Fund and UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(n)	Rule 18f-3 Plan.

(1)
Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, effective as of December 14, 2004, on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 21, 2004.

(o)	Reserved

(p)	Codes of Ethics.

(1)
Joint Code of Ethics of Registrant, the investment adviser and the principal underwriter of the Registrant are incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2009.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25.                      INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Indemnification of the Trustees and officers of the Registrant is provided for in Article VII, Sections 2 through 4 of the Registrant’s Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.  Trustee’s Good Faith Action, Expert Advice, No Bond or Surety.  The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

Indemnification of Registrant’s advisors, custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

(a)
Each Series’ investment advisory agreement between the Registrant, on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference or filed herewith, as follows:

(1)	Section 6 of the Investment Advisory Agreement on behalf of the UBS International Equity Fund, dated April 25, 1995, as amended;

(2)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Bond Fund, dated July 1, 2002;

(3)	Section 7 of the Investment Advisory Agreement on behalf of the UBS High Yield Fund, dated July 1, 2002;

(4)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Large Cap Equity Fund, dated July 1, 2002;

(5)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Large Cap Equity Value Equity Fund, dated July 1, 2002;

(6)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

(7)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

(8)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Real Estate Equity Fund, dated December 7, 2000, as amended;

(9)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Allocation Fund, dated July 1, 2002;

(10)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Bond Fund, dated July 1, 2002;

(11)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Equity Fund, dated July 1, 2002, as amended and restated July 1, 2003;

(12)	Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Debt Fund, dated December 10, 1998, as amended;

(13)	Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Equity Fund, dated December 10, 1998, as amended;

(14)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Dynamic Alpha Fund;

(15)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Absolute Return Bond Fund;

(16)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Mid Cap Growth Equity Fund;

(17)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Equity Alpha Fund;

(18)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Frontier Fund; and

(19)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Tax Free Short-Intermediate Bond Fund.

(b)
Sections I.8(a), I.8(c)(iii), I.10, II.A.2, II.B.5, II.C.6, III.1., III.2.(b) through III.2.(e), III.4.(e) and III.9.(b) of the Multiple Services Agreement dated May 9, 1997, as amended, between Morgan Stanley Trust Company, as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan Bank) and the Registrant, on behalf of its series, which is incorporated herein by reference.

(c)
Section 9(a) of the Principal Underwriting Contract between UBS Global Asset Management (US) Inc. (formerly known as Brinson Advisors, Inc.) and the Registrant on behalf of each series dated November 5, 2001, which is incorporated herein by reference.

(d)	Section 12 of the Transfer Agency and Related Services Agreement between PFPC Inc. and the Registrant on behalf of each series dated August 20, 2001, which is incorporated herein by reference.

(e)	Sections 8 and 9 of the Administration Contract between UBS Global Asset Management (Americas) Inc. and the Registrant on behalf of each series, which is incorporated herein by reference.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS Global Asset Management (Americas) Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions. For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisor and each officer of the Registrant’s investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see UBS Global Asset Management (Americas) Inc.’s Form ADV (File #801-34910) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27.	PRINCIPAL UNDERWRITER

(a)	UBS Global AM (US) serves as principal underwriter for the following investment companies:

UBS Cashfund Inc.,
UBS Index Trust,
UBS Investment Trust,
UBS Money Series,
UBS Managed Municipal Trust,
UBS Master Series, Inc.,
Master Trust
UBS Municipal Money Market Series,
UBS RMA Money Fund, Inc.,
UBS RMA Tax-Free Fund, Inc.,
UBS Series Trust,
UBS PACE Select Advisors Trust,
SMA Relationship Trust

(b)
UBS Global AM (US) is the Registrant’s principal underwriter.  The information set forth below is furnished for those directors and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.

Name and Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Registrant

Kai Sotorp**	Head - Americas for UBS Global Asset Management, a member of the UBS Group Managing Board and a member of the UBS Global Asset Management Executive Committee	President

Joseph J. Allessie*	Executive Director and Deputy General Counsel of UBS Global AM	Vice President and Assistant Secretary

Andrew Shoup*	Managing Director and Global Head of the Fund Treasury Administration Department	Vice President and Chief Operating Officer
Thomas Disbrow*	Executive Director and Head of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Treasurer

Mark F. Kemper**	Managing Director, General Counsel and Secretary of UBS Global AM	Vice President and Secretary

Joanne Kilkeary*	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

Michael Flook *	Associate Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

Joseph McGill*	Managing Director and Chief Compliance Officer of UBS Global AM	Vice President and Chief Compliance Officer

Eric Sanders*	Director and Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary

Tammie Lee*	Director and Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary

Keith A. Weller*	Executive Director and Senior Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary
Nancy Osborn*	Associate Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer
Steven LeMire*	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

(c)	Not Applicable.

*  This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**  This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by JPMorgan Chase Bank (“JPMorgan Chase”), 270 Park Avenue, New York, New York 10017 with the exception of those maintained by the Registrant’s investment advisor, UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL, 60606.

JPMorgan Chase provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.

ITEM 29.	MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 77/78 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 7th day of January, 2010.

THE UBS FUNDS

By: /s/Kai Sotorp
Kai Sotorp*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                       Title                                                    Date

/s/Kai Sotorp                                                                President and Principal                      January 7, 2010
Kai Sotorp*                                                                   Executive Officer

/s/Frank K. Reilly                                                          Chairman and                                     January 7, 2010
Frank K. Reilly*                                                            Trustee

/s/Walter E. Auch                                                         Trustee                                                January 7, 2010
Walter E. Auch*

/s/Edward M. Roob                                                      Trustee                                                January 7, 2010
Edward M. Roob*

/s/Adela Cepeda                                                           Trustee                                                January 7, 2010
Adela Cepeda*

/s/J. Mikesell Thomas                                                  Trustee                                                January 7, 2010
J. Mikesell Thomas*

/s/Abbie J. Smith                                                          Trustee                                                January 7, 2010
Abbie J. Smith*

/s/John J. Murphy                                                        Trustee                                                January 7, 2010
John J. Murphy*

/s/Thomas Disbrow                                                     Treasurer and Principal                     January 7, 2010
Thomas Disbrow*                                                        Accounting Officer

* By:        /s/Joseph J. Allessie
Joseph J. Allessie, Attorney-in-Fact
(Pursuant to Powers of Attorney incorporated herein by reference.)

1

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
None